ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired intangible assets, net
Gross carrying amount	$ 1,407	$ 1,141
Less: Accumulated amortization	(119)	(119)
Less: Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	266
Impairment loss on intangible assets			1,022
Amortization expenses	0	0	53
Expected amortization expenses
2014	17
2015	17
2016	17
2017	5
2018	0
Shanghai Ouku
Acquired intangible assets, net
Impairment loss on intangible assets			1,022
Technology Platform
Acquired intangible assets, net
Gross carrying amount	90	90
Less: Accumulated amortization	(90)	(90)
Non-compete Agreement
Acquired intangible assets, net
Gross carrying amount	9	9
Less: Accumulated amortization	(7)	(7)
Less: Accumulated impairment loss	(2)	(2)
Customer Base
Acquired intangible assets, net
Gross carrying amount	32	32
Less: Accumulated amortization	(22)	(22)
Less: Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Gross carrying amount	36
Net carrying amount	36
Members
Acquired intangible assets, net
Gross carrying amount	20
Net carrying amount	20
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,010
Less: Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210